Short-term Investment	12 Months Ended
Oct. 31, 2023
Short-term Investment [Abstract]
Short-term Investment
5.	Short-term Investment

Pursuant to the Share Exchange Agreement (as defined in Note 8d(iii)) with Medigus Ltd (“Medigus”), on February 14, 2022, the Company received 27,778 (*) ordinary shares of Medigus (the “Medigus Agreement”).

As of October 31, 2023, the Company holds 27,778 ordinary shares of Medigus (approximately 0.11%) with a total fair value of $86,112. The fair value of ordinary shares held was determined by reference to public price quotations in an active market. See Note 12.

	October 31, 2022	Additions	Unrealized loss	October 31, 2023

Medigus Ltd. – Shares	$193,750	$-	$(107,638)	$86,112

	October 31, 2021	Additions	Unrealized loss	October 31, 2022

Medigus Ltd. – Shares	$-	$501,938	$(308,188)	$193,750

*	The share amount is following the Medigus 1:15 share split from November 14, 2022.